Prepayments, Other Receivables and Other Current Assets	12 Months Ended
Jun. 30, 2023
Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments, other receivables and other current assets

(6) Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets consisted of the following as of June 30, 2023, and 2022:

	As of June 30,
	2023	2022
	$	$
Prepayments	552,458	843,249
Deposits	238,481	47,057
Other receivables	48,615	37,681
VAT receivables	162,140	-
	1,001,694	927,987